Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 2,080,042	$ 3,334,120	$ 5,651,505
Staff costs and employee benefits [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	856,939	1,037,747	1,060,564
Consultancy fee [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	265,976	1,083,143	2,597,503
Transportation and handling [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	656,514	696,583	1,178,114
Advertisement expenses [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	2,197	26,231	19,118
Depreciation and amortization [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	3,381	3,445	3,206
Other [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 295,035	$ 486,971	$ 793,000